                                  UNITED STATES
                        SECURITIES AND EXHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nuveen Investment Solutions, Inc.
Address: 333 W. Wacker Dr., 30th Floor
         Chicago, IL 60606

13F File Number: 145-6515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mary E. Keefe
Title: Vice President and Chief Compliance Officer
Phone: 312-917-7700

Signature, Place, and Date of Signing:


/s/ Mary E. Keefe                           Chicago, IL          May 13, 2009
-------------------------------------   -------------------   ------------------
[Signature]                                [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section]

None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         12
Form 13F Information Table Value Total:    $58,164
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File #   Name
---   ---------------   ----
1     028-11405         Nuveen Investments, Inc.

                            -TITLE                                                              -----VOTING AUTHORITY----
                              OF                VALUE  SHARES/  SH/  PUT/  INVSTMT              -------------------------
         NAME OF ISSUER     CLASS-  --CUSIP--  X$1000  PRN AMT  PRN  CALL  DSCRETN  -MANAGERS-      SOLE   SHARED  NONE
     ---------------------  ------  ---------  ------  -------  ---  ----  -------  ----------     ------  ------  ----
D    ISHARES MSCI EMERGING
        MKTS INDEX            com   464287234   12662   407400  sh         sole                    407400
D    ISHARES BARCLAYS US
        TIPS FUND             com   464287176   12642   125900  sh         sole                    125900
D    ISHARES BARCLAYS 1-3
        YR TSY BD FD          com   464287457    9472   112900  sh         sole                    112900
D    ISHARES MSCI EAFE
        GROWTH INDEX FUND     com   464288885    6810   151000  sh         sole                    151000
D    ISHARES DOW JONES
        REAL ESTATE INDEX     com   464287739    4618   138900  sh         sole                    138900
D    ISHARES BARCLAYS 3-7
        YR TSY BD FD          com   464288661    3621    32100  sh         sole                     32100
D    ISHARES IBOXX INV GR
        CORP BOND FUND        com   464287242    3518    36200  sh         sole                     36200
D    ISHARES S&P NATIONAL
        MUNI BOND FUND        com   464288414    1558    15300  sh         sole                     15300
D    ISHARES BARCLAYS 7-10
        YR TSY BF FD          com   464287440    1437    15400  sh         sole                     15400
D    ISHARES BARCLAYS
        CREDIT BOND           com   464288620     831     8800  sh         sole                      8800
D    SPDR BARCLAYS CAPITAL
        MUNI BOND ETF         com   78464A458     666    29800  sh         sole                     29800
D    ISHARES JPMORGAN EM
        BOND FUND             com   464288281     328     3500  sh         sole                      3500